5. LOANS, NET (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross loans	¥ 1,879,136	¥ 2,631,690
Less: Provision for credit losses	(28,135)	(35,337)	¥ (16,945)
Less: Deferred loan origination fees	0	(20,636)
Loans, net	1,851,001	2,575,717
Total Current
Gross loans	1,235,790	2,290,441
Less: Provision for credit losses	(3,020)	(6,529)
Less: Deferred loan origination fees		(20,636)
Loans, net	1,232,770	2,263,276
1-90 days past due
Gross loans	472,800	145,241
Less: Provision for credit losses	(11,341)	(4,942)
Less: Deferred loan origination fees		0
Loans, net	461,459	140,299
> 90 days past due
Gross loans	170,546	196,008
Less: Provision for credit losses	(13,774)	(23,866)
Less: Deferred loan origination fees		0
Loans, net	¥ 156,772	¥ 172,142